Derivative instruments and hedging activities - Fair Value Hedges (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	¥ 14	¥ 3	¥ 12	¥ 13
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	11	¥ 3	10	¥ 13
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	3		2
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	(14)	¥ (3)	(12)	¥ (13)
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	(11)	¥ (3)	(10)	¥ (13)
Hedged Items [Member] | Non-trading debt securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	¥ (3)		¥ (2)